Revenue and Cost of Goods & Services Sold (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of products and services [text block] [Abstract]
Schedule of revenue
Thousands of $ For the years ended December 31	2021	2020	2019
Services	21,937	18,064	11,443
Licenses	250	250	250
Royalties and other revenues	52	146	92
Total revenue	22,239	18,460	11,785

Schedule of billable test volume by product
	Year ended 31 December
Product	2021	2020	2019	% Change (2021 vs 2020)	% Change (2020 vs 2019)
ConfirmMDx	15,324	14,945	18,195	3%	(18)%
SelectMDx	13,615	13,201	21,699	3%	(39)%

Schedule of revenue from external customers broken down by location
Thousands of $ For the years ended December 31	2021	2020	2019
United States of America	21,785	17,760	10,878
The Netherlands	195	352	339
Belgium	26	29	32
Spain	110	132	194
Poland	23	16	38
Italy	15	38	43
Rest of EU	72	112	197
Rest of the world	13	21	64
Total segment revenue	22,239	18,460	11,785

Schedule of cost of goods & services sold
Thousands of $ For the years ended December 31	2021	2020	2019
Cost of goods & services sold	11,675	10,416	11,755
Total cost of goods & services sold	11,675	10,416	11,755